LITIGATION	12 Months Ended
Dec. 31, 2011
LITIGATION
LITIGATION

NOTE 17 LITIGATION

        In the normal course of business, from time to time, we are involved in legal proceedings relating to the ownership and operations of our properties. In management's opinion, the liabilities, if any, that may ultimately result from such legal actions are not expected to have a material adverse effect on our consolidated financial position, results of operations or liquidity.

Default Interest

        Pursuant to the Plan, the Company cured and reinstated that certain note (the "Homart Note") in the original principal amount of $254.0 million between GGP Limited Partnership and The Comptroller of the State of New York as Trustee of the Common Retirement Fund ("CRF") by payment in cash of accrued interest at the contractual non-default rate. CRF, however, contended that the Company's bankruptcy caused the Company to default under the Homart Note and, therefore, post-petition interest accrued under the Homart Note at the contractual default rate was due for the period June 1, 2009 until November 9, 2010. On June 16, 2011, the United States Bankruptcy Court for the Southern District of New York (the "Bankruptcy Court") ruled in favor of CRF, and, on June 22, 2011, the Company elected to satisfy the Homart Note in full by paying CRF the outstanding default interest and principal amount on the Homart Note totaling $246.0 million. As a result of the ruling, the Company incurred and paid $11.7 million of default interest expense during the year ended December 31, 2011. However, the Company has appealed the Bankruptcy Court's order and has reserved its right to recover the payment of default interest.

        Pursuant to the Plan, the Company agreed to pay to the holders of claims (the "2006 Lenders") under a revolving and term loan facility (the "2006 Credit Facility") the principal amount of their claims outstanding of approximately $2.58 billion plus post-petition interest at the contractual non-default rate. However, the 2006 Lenders asserted that they were entitled to receive interest at the contractual default rate. In July 2011, the Bankruptcy Court ruled in favor of the 2006 Lenders, and in August 2011, the Company appealed the order. As a result of the ruling, the Company recorded additional default interest of $49.5 million in the year ended December 31, 2011 and has accrued $91.5 million as of December 31, 2011. The Company accrued $42.0 million of default interest as of December 31, 2010 based upon its assessment of default interest amounts that would be paid under the 2006 Credit Facility. We will continue to evaluate the appropriateness of our accrual during the appeal process.

Tax Indemnification Liability

        Pursuant to the Investment Agreements, the Successor has indemnified HHC from and against 93.75% of any and all losses, claims, damages, liabilities and reasonable expenses to which HHC and its subsidiaries become subject, in each case solely to the extent directly attributable to MPC Taxes (as defined in the Investment Agreements) in an amount up to $303.8 million. Under certain circumstances, we agreed to be responsible for interest or penalties attributable to such MPC Taxes in excess of the $303.8 million. As a result of this indemnity, The Howard Hughes Company, LLC and Howard Hughes Properties, Inc. filed petitions in the United States Tax Court on May 6, 2011, contesting this liability. We have accrued $303.8 million as of December 31, 2011 and 2010 related to the tax indemnification liability. In addition, we have accrued $21.6 million of interest related to the tax indemnification liability in accounts payable and accrued expenses on our Consolidated Balance Sheet as of December 31, 2011 and $19.7 million as of December 31, 2010. The aggregate liability of $325.4 million represents management's best estimate of our liability as of December 31, 2011, which will be periodically evaluated in the aggregate. We do not expect to make any payments on the tax indemnification liability within the next 12 months.